Segment Information, Geographical Data and Major Customers (Parenthetical) (Detail) $ in Thousands	3 Months Ended				4 Months Ended	5 Months Ended	6 Months Ended				12 Months Ended
	Jun. 30, 2018 USD ($)		Jun. 30, 2017 USD ($)		Jul. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Vessel	Jun. 30, 2018 USD ($)		Jun. 30, 2017 USD ($)		Dec. 31, 2017 USD ($) Vessel	Mar. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
General and administrative expenses	$ 24,425					$ 46,619	$ 47,990
Other operating revenues	105,601					$ 178,753	197,094
Number of ROVs disposed | Vessel						8					8
Predecessor
Segment Reporting Information [Line Items]
General and administrative expenses			$ 33,059		$ 41,832				$ 74,786			$ 145,879
Other operating revenues			115,106		151,369				275,855			601,611
Other Operating Revenues
Segment Reporting Information [Line Items]
Other operating revenues	1,427	[1]				$ 6,869	5,426	[1]
Other Operating Revenues | Predecessor
Segment Reporting Information [Line Items]
Other operating revenues			2,849	[1]	4,772				6,693	[1]		17,795
Other Operating Revenues | Subsea Business
Segment Reporting Information [Line Items]
Other operating revenues			500						800
Corporate Vessels | Construction
Segment Reporting Information [Line Items]
Construction costs						9,300	11,200				$ 9,300
Corporate Vessels | Construction | Predecessor
Segment Reporting Information [Line Items]
Construction costs					47,500							52,400
Corporate
Segment Reporting Information [Line Items]
General and administrative expenses	$ 7,810					$ 14,823 [2]	$ 14,494
Corporate | Predecessor
Segment Reporting Information [Line Items]
General and administrative expenses			$ 14,702		17,542 [2]				$ 36,459			55,389	[2]
Troms Offshore Supply AS | Corporate | Predecessor
Segment Reporting Information [Line Items]
General and administrative expenses					$ 6,700							$ 29,000

[1]	Included in other operating revenues for the quarter and six months ended June 30, 2017, were $0.5 million and $0.8 million, respectively, of revenues related to the company's subsea business. The eight ROVs representing substantially all of the company's subsea assets were sold in December 2017.
[2]	Restructuring-related professional services costs for the five month period from August 1, 2017 through December 31, 2017 are included in reorganization items. Included in corporate general and administrative expenses for the period four month period April 1, 2017 through July 31, 2017 (Predecessor) and year ended March 31, 2017 (Predecessor) were $6.7 million and $29 million of restructuring-related professional service costs, respectively.